Stock-Based Compensation (Details) - Schedule of Weighted-Average Assumptions or Range of Assumptions used in Calculating the Fair Value of the Employee Warrants - Stock Option Valuation [Member]	3 Months Ended	8 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Schedule of Weighted-Average Assumptions or Range of Assumptions used in Calculating the Fair Value of the Employee Warrants [Line Items]
Expected term (in years)	6 years 1 month 6 days	6 years 1 month 6 days
Expected volatility	97.30%	101.00%
Risk-free interest rate	3.50%	4.30%
Expected dividend yield